Quarterly Financial Information	12 Months Ended
Sep. 30, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Information
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014
Net sales	$5,553	5,606	5,960	5,812	6,344	6,312	6,812	6,807	24,669	24,537
Gross profit	$2,207	2,236	2,373	2,395	2,568	2,638	2,804	2,889	9,952	10,158

Net earnings common stockholders	$454	462	561	547	194	728	795	410	2,004	2,147

Net earnings per common share:
Basic	$0.63	0.65	0.77	0.78	0.27	1.03	1.11	0.59	2.78	3.05
Diluted	$0.62	0.65	0.77	0.77	0.27	1.03	1.10	0.58	2.76	3.03

Dividends per common share	$0.41	0.43	0.41	0.43	0.41	0.43	0.41	0.43	1.64	1.72

Common stock prices:
High	$53.62	70.66	58.67	70.29	59.44	69.94	66.79	68.23	66.79	70.66
Low	$47.10	62.73	53.83	62.25	53.09	64.70	54.55	60.85	47.10	60.85

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure.

Net earnings and diluted earnings per share include a goodwill impairment charge of $508 and $0.72 per share in the fourth quarter of 2014, and goodwill impairment and income tax charges of $508 and $0.70 per share in the third quarter of 2013 and $58 and $0.08 per share in the fourth quarter of 2013.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.